Related Party Transactions and Balances - Schedule of Major Related Parties and their Relationships (Details)	6 Months Ended
Mar. 31, 2025
Mr. Chan Ming Dave [Member]
Related Party Transaction [Line Items]
Relationship	Founder, ultimate shareholder
Ms. Yam Fung Yee Carrie [Member]
Related Party Transaction [Line Items]
Relationship	Founder’s family member
Exceptional Engineering Limited [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder who owned 61.72% and 60.83% of the equity interest of the Company as of September 30, 2024 and March 31, 2025, respectively